Accrued Liabilities and Other and Other Long-Term Liabilities	12 Months Ended
Dec. 31, 2024
Payables and Accruals [Abstract]
Accrued Liabilities and Other and Other Long-Term Liabilities
7. Accrued Liabilities and Other and Other Long-Term Liabilities
The following tables reflect the components of accrued liabilities and other and other long-term liabilities as at the dates indicated:

Accrued Liabilities and Other

	December 31, 2024 $	December 31, 2023 $
Voyage and vessel	36,665	41,729
Payroll and benefits	30,286	28,215
Obligation related to EU ETS (note 6)	6,588	—
Deferred revenues - current	2,532	3,402
Office lease liability – current	3,264	2,527
Asset retirement obligation - current	—	3,219
Other accrued liabilities	2,665	3,376
	82,000	82,468

Other Long-Term Liabilities

	December 31, 2024 $	December 31, 2023 $
Freight tax provisions (note 18)	41,404	47,813
Office lease liability – long-term	8,698	8,764
Pension liabilities	5,091	6,594
Other	1,458	786
	56,651	63,957
Obligation Related to EU ETS

As part of the EU ETS requirements as described in note 1, for the year ended December 31, 2024, the Company recorded an obligation of $6.6 million, which was included as part of accrued liabilities and other in the consolidated balance sheet as at December 31, 2024. During the year ended December 31, 2024, the Company also recognized corresponding expenses related to EU ETS of $6.7 million, as part of voyage expenses in the consolidated statements of income.

Asset Retirement Obligations
In April 2021, the charterer of the Petrojarl Foinaven FPSO unit announced its decision to suspend production from the Foinaven oil fields and permanently remove the Petrojarl Foinaven FPSO unit from the site. The FPSO unit was redelivered to Teekay Parent on August 30, 2022. On October 21, 2022, the Company delivered the FPSO unit to an EU-approved shipyard for green recycling, which was completed in mid-2024.